Expense Example {- Strategic Advisers Municipal Bond Fund} - 05.31 Strategic Advisers Municipal Bond Fund Pro-04 - Strategic Advisers Municipal Bond Fund - Strategic Advisers Municipal Bond Fund	Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 45
3 years	160
5 years	324
10 years	$ 801